Employees' Emoluments (Details) - Schedule of employees' emoluments - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of employees' emoluments [Abstract]
Salaries and other short-term benefits	$ 1,202,852	$ 1,741,293	$ 2,086,041
Defined contribution benefit schemes	123,287	95,978	290,414
Total employee benefits expense (including directors’ emoluments)	$ 1,326,139	$ 1,837,271	$ 2,376,455